Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,870	$ 2,176
Warranty and campaign programs	925	932		$ 792
Marketing and sales incentive programs	1,329	1,335
Tax payables	685	765
Accrued expenses and deferred income	609	610
Accrued employee benefits	680	752
Legal reserves and other provisions	368	384
Contract reserve	262	344
Contract liabilities	1,368	1,498		1,216
Restructuring reserve	71	60		$ 30	$ 51
Other	791	738
Total	$ 8,958	$ 9,594	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).